ACCRUED PAYROLL AND OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Schedule of Company's Accrued Payroll and Other Expenses
The Company’s accrued payroll and other expenses were as follows:

	2022	2021
Accrued payroll	$224,168	$188,529
Accrued credit card fees	235,680	172,189
Other expenses	82,018	150,128

Total accrued payroll and other expenses	$541,866	$510,846